As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

CONTRAVISORY STRATEGIC EQUITY FUND
SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 92.9%
Agriculture, Construction, and Mining Machinery Manufacturing: 2.3%
2,325	Deere & Co.	$199,904
Apparel Manufacturing: 2.3%
4,657	Cintas Corp.	205,513
Beverage Manufacturing: 2.7%
2,390	Anheuser Busch InBev - ADR	237,925
Cable and Other Subscription Programming: 2.5%
3,470	Scripps Networks Interactive, Inc. Class-A	223,260
Chemical Manufacturing: 5.0%
2,785	Ashland, Inc.	206,925
2,185	Monsanto Co.	230,802
		437,727
Computer Systems Design and Related Services: 2.6%
13,175	Convergys Corp.	224,370
Construction: 5.5%
9,925	D.R. Horton, Inc.	241,178
4,625	Vulcan Materials Co.	239,112
		480,290
Department Stores: 2.3%
2,680	Wal-Mart Stores, Inc.	200,544
Depository Credit Intermediation: 2.7%
19,320	Bank of America Corp.	235,318
Energy: 2.4%
4,885	Northeast Utilities	212,302
Financial Services: 10.2%
405	Mastercard, Inc.	219,157
4,250	Moody's Corp.	226,610
3,955	Northern Trust Corp.	215,785
3,800	Verisk Analytics, Inc. *	234,194
		895,746
Grocery Product Wholesalers: 5.1%
3,315	Church & Dwight Co, Inc.	214,248
1,985	Colgate-Palmolive Co.	234,290
		448,538
Hospitals: 3.4%
6,260	Community Health Systems, Inc.	296,661
Industrials: 2.5%
4,025	Ingersoll-Rand PLC	221,415
Insurance: 5.1%
5,750	American International Group, Inc. *	223,215
4,850	Cincinnati Financial Corp.	228,872
		452,087
Medical Equipment & Supplies Manufacturing: 5.1%
2,335	Amgen, Inc.	239,361
5,100	Haemonetics Corp. *	212,466
		451,827
Petroleum Products: 2.5%
2,445	Exxon Mobil Corp.	220,319

Pharmaceutical & Medicine Manufacturing: 7.1%
2,975	Abbott Laboratories	$105,077
6,780	Gilead Sciences, Inc. *	331,745
2,015	IDEXX Laboratories, Inc. *	186,166
		622,988
Pharmaceutical and Medicine Manufacturing: 1.4%
2,975	AbbVie, Inc.	121,321
Radio & Television Broadcasting: 2.8%
5,280	CBS Corp.	246,523
Rail Transportation: 3.0%
2,409	Kansas City Southern	267,158
Residential Building Construction: 4.6%
5,440	M.D.C Holdings, Inc.	199,376
6,090	Toll Brothers, Inc. *	208,522
		407,898
Retail: 2.6%
4,175	CVS Caremark Corp.	229,583
Technology Services: 4.8%
6,070	AT&T, Inc.	222,708
3,385	Raytheon Co.	199,004
		421,712
Water, Sewage & Other Systems: 2.4%
5,020	American Water Works Co., Inc.	208,029
TOTAL COMMON STOCKS
(Cost $6,577,138)		8,168,958

REAL ESTATE INVESTMENT TRUST: 2.3%
2,650	American Tower Corp.	203,838
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $167,819)		203,838

SHORT-TERM INVESTMENT: 2.7%
239,748	Fidelity Institutional Money Market Portfolio, 0.10% ^	239,748
TOTAL SHORT-TERM INVESTMENT
(Cost $239,748)		239,748
TOTAL INVESTMENTS IN SECURITIES: 97.9%
(Cost $6,984,705)		8,612,544
Other Assets in Excess of Liabilities: 2.1%		185,112
TOTAL NET ASSETS: 100.0%		$8,797,656

* Non-income producing security.
^ Annualized seven day yield as of March 31, 2013.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$6,984,705
Gross unrealized appreciation	1,658,973
Gross unrealized depreciation	(31,134)
Net unrealized appreciation	$1,627,839

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$8,168,958	$-	$-	$8,168,958
Real Estate Investment Trust	203,838	-	-	203,838
Short-Term Investment	239,748	-	-	239,748
Total Investments	$8,612,544	$-	$-	$8,612,544

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                 /s/   Elaine E. Richards
                   Elaine E. Richards, President

Date            5/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/   Elaine E. Richards
                  Elaine E. Richards, President

Date             5/29/2013

By (Signature and Title)*               /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date             5/30/2013

* Print the name and title of each signing officer under his or her signature.